Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000537 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[1]
C000000537 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[1]
C000000537 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
C000000537 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[1]
C000000537 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
C000000537 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
C000000537 [Member] | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
C000000537 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
C000000537 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[1]
C000000537 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000000537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000537 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000000537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000000537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000537 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000537 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000539 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[2]
C000000539 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[2]
C000000539 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[2]
C000000539 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[2]
C000000539 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[2]
C000000539 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[2]
C000000539 [Member] | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[2]
C000000539 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[2]
C000000539 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[2]
C000000539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000000539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000000539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000000539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000539 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256073 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[3]
C000256073 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[3]
C000256073 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[3]
C000256073 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[3]
C000256073 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[3]
C000256073 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[3]
C000256073 [Member] | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[3]
C000256073 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[3]
C000256073 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[3]
C000256073 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000256073 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256073 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000256073 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000256073 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256073 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256073 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256073 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256073 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256073 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071235 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[4]
C000071235 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[4]
C000071235 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[4]
C000071235 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[4]
C000071235 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[4]
C000071235 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[4]
C000071235 [Member] | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[4]
C000071235 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[4]
C000071235 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[4]
C000071235 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000071235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071235 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000071235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000071235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000071235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000071235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000071235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000071235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071235 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188848 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[5]
C000188848 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[5]
C000188848 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[5]
C000188848 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[5]
C000188848 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[5]
C000188848 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[5]
C000188848 [Member] | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[5]
C000188848 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[5]
C000188848 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[5]
C000188848 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000188848 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000188848 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000188848 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000188848 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188848 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188848 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188848 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000188848 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000188848 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000188848 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188848 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000540 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[6]
C000000540 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[6]
C000000540 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[6]
C000000540 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[6]
C000000540 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[6]
C000000540 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[6]
C000000540 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[6]
C000000540 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[6]
C000000540 [Member] | Technogym S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[6]
C000000540 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[6]
C000000540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000000540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000544 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[7]
C000000544 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[7]
C000000544 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[7]
C000000544 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[7]
C000000544 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[7]
C000000544 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[7]
C000000544 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[7]
C000000544 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[7]
C000000544 [Member] | Technogym S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[7]
C000000544 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[7]
C000000544 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000544 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000000544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000544 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000544 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000544 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000544 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188849 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[8]
C000188849 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[8]
C000188849 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[8]
C000188849 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[8]
C000188849 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[8]
C000188849 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[8]
C000188849 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[8]
C000188849 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[8]
C000188849 [Member] | Technogym S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[8]
C000188849 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[8]
C000188849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000188849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000188849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000188849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000188849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000188849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000188849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000188849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188849 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000542 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[9]
C000000542 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[9]
C000000542 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[9]
C000000542 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[9]
C000000542 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[9]
C000000542 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[9]
C000000542 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[9]
C000000542 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[9]
C000000542 [Member] | Technogym S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[9]
C000000542 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[9]
C000000542 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000000542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000542 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000542 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000543 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[10]
C000000543 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[10]
C000000543 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[10]
C000000543 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[10]
C000000543 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[10]
C000000543 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[10]
C000000543 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[10]
C000000543 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[10]
C000000543 [Member] | Technogym S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[10]
C000000543 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[10]
C000000543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000000543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000543 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000543 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071236 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[11]
C000071236 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[11]
C000071236 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[11]
C000071236 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[11]
C000071236 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[11]
C000071236 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[11]
C000071236 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[11]
C000071236 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[11]
C000071236 [Member] | Technogym S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[11]
C000071236 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[11]
C000071236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000071236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000071236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000071236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000071236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000071236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000071236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000071236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071236 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000553 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[12]
C000000553 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[12]
C000000553 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[12]
C000000553 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[12]
C000000553 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000000553 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[12]
C000000553 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[12]
C000000553 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[12]
C000000553 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[12]
C000000553 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[12]
C000000553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000000553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000551 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[13]
C000000551 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[13]
C000000551 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[13]
C000000551 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[13]
C000000551 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000000551 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[13]
C000000551 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[13]
C000000551 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[13]
C000000551 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[13]
C000000551 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[13]
C000000551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000000551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000554 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[14]
C000000554 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[14]
C000000554 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[14]
C000000554 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[14]
C000000554 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000000554 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[14]
C000000554 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[14]
C000000554 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[14]
C000000554 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[14]
C000000554 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[14]
C000000554 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000554 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000554 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000554 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000000554 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209193 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[15]
C000209193 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[15]
C000209193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[15]
C000209193 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[15]
C000209193 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[15]
C000209193 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[15]
C000209193 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[15]
C000209193 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[15]
C000209193 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[15]
C000209193 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000209193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209193 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209194 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[16]
C000209194 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[16]
C000209194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[16]
C000209194 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[16]
C000209194 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[16]
C000209194 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[16]
C000209194 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[16]
C000209194 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[16]
C000209194 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[16]
C000209194 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
C000209194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209194 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209195 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[17]
C000209195 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[17]
C000209195 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[17]
C000209195 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[17]
C000209195 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[17]
C000209195 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[17]
C000209195 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[17]
C000209195 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[17]
C000209195 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[17]
C000209195 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[17]
C000209195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209195 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209197 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[18]
C000209197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[18]
C000209197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[18]
C000209197 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[18]
C000209197 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[18]
C000209197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[18]
C000209197 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[18]
C000209197 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[18]
C000209197 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[18]
C000209197 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000209197 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209197 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209198 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[19]
C000209198 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[19]
C000209198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[19]
C000209198 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[19]
C000209198 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[19]
C000209198 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[19]
C000209198 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[19]
C000209198 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[19]
C000209198 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[19]
C000209198 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000209198 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209198 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209198 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209198 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209196 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[20]
C000209196 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[20]
C000209196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[20]
C000209196 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[20]
C000209196 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[20]
C000209196 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[20]
C000209196 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[20]
C000209196 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[20]
C000209196 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[20]
C000209196 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[20]
C000209196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000209196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209196 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209204 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[21]
C000209204 [Member] | SCSK Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[21]
C000209204 [Member] | Seria Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[21]
C000209204 [Member] | TechnoPro Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[21]
C000209204 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[21]
C000209204 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[21]
C000209204 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[21]
C000209204 [Member] | Knorr Bremse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[21]
C000209204 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[21]
C000209204 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[21]
C000209204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209204 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209204 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209201 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[22]
C000209201 [Member] | SCSK Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[22]
C000209201 [Member] | Seria Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[22]
C000209201 [Member] | TechnoPro Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[22]
C000209201 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[22]
C000209201 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[22]
C000209201 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[22]
C000209201 [Member] | Knorr Bremse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[22]
C000209201 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[22]
C000209201 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[22]
C000209201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209201 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209201 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209200 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[23]
C000209200 [Member] | SCSK Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[23]
C000209200 [Member] | Seria Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[23]
C000209200 [Member] | TechnoPro Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[23]
C000209200 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[23]
C000209200 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000209200 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000209200 [Member] | Knorr Bremse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[23]
C000209200 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[23]
C000209200 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[23]
C000209200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209200 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209200 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209199 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[24]
C000209199 [Member] | SCSK Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[24]
C000209199 [Member] | Seria Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[24]
C000209199 [Member] | TechnoPro Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[24]
C000209199 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[24]
C000209199 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[24]
C000209199 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[24]
C000209199 [Member] | Knorr Bremse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[24]
C000209199 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[24]
C000209199 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[24]
C000209199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209199 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209199 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209203 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[25]
C000209203 [Member] | SCSK Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[25]
C000209203 [Member] | Seria Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[25]
C000209203 [Member] | TechnoPro Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[25]
C000209203 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[25]
C000209203 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[25]
C000209203 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[25]
C000209203 [Member] | Knorr Bremse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[25]
C000209203 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[25]
C000209203 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[25]
C000209203 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209203 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209203 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209203 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209203 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209203 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209203 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209203 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209203 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209203 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209202 [Member] | Weir Group PLC The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[26]
C000209202 [Member] | SCSK Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[26]
C000209202 [Member] | Seria Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[26]
C000209202 [Member] | TechnoPro Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[26]
C000209202 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[26]
C000209202 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[26]
C000209202 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[26]
C000209202 [Member] | Knorr Bremse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[26]
C000209202 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[26]
C000209202 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[26]
C000209202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209202 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209202 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171599 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[27]
C000171599 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[27]
C000171599 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[27]
C000171599 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[27]
C000171599 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[27]
C000171599 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[27]
C000171599 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000171599 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[27]
C000171599 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[27]
C000171599 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[27]
C000171599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000171599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171599 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171599 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120687 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[28]
C000120687 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[28]
C000120687 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[28]
C000120687 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[28]
C000120687 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[28]
C000120687 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[28]
C000120687 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[28]
C000120687 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[28]
C000120687 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[28]
C000120687 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[28]
C000120687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000120687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000120687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000120687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000120687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120687 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023043 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[29]
C000023043 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[29]
C000023043 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[29]
C000023043 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[29]
C000023043 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000023043 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[29]
C000023043 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[29]
C000023043 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[29]
C000023043 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[29]
C000023043 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[29]
C000023043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000023043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000023043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000023043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000023043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023043 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071239 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[30]
C000071239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[30]
C000071239 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[30]
C000071239 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[30]
C000071239 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000071239 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[30]
C000071239 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[30]
C000071239 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[30]
C000071239 [Member] | FinecoBank Banca Fineco S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[30]
C000071239 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[30]
C000071239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000071239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000071239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000071239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000071239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000071239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000071239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071239 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171594 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[31]
C000171594 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[31]
C000171594 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[31]
C000171594 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[31]
C000171594 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[31]
C000171594 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[31]
C000171594 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000171594 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[31]
C000171594 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[31]
C000171594 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[31]
C000171594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000171594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171595 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[32]
C000171595 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[32]
C000171595 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[32]
C000171595 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[32]
C000171595 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[32]
C000171595 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[32]
C000171595 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[32]
C000171595 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[32]
C000171595 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[32]
C000171595 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[32]
C000171595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000171595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171595 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171596 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[33]
C000171596 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[33]
C000171596 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[33]
C000171596 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[33]
C000171596 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[33]
C000171596 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[33]
C000171596 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[33]
C000171596 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[33]
C000171596 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[33]
C000171596 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[33]
C000171596 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171596 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171596 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000171596 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171596 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171596 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171596 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171596 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171596 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171596 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171596 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171596 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171597 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[34]
C000171597 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[34]
C000171597 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[34]
C000171597 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[34]
C000171597 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[34]
C000171597 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[34]
C000171597 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[34]
C000171597 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[34]
C000171597 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[34]
C000171597 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[34]
C000171597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000171597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171597 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171598 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[35]
C000171598 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[35]
C000171598 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[35]
C000171598 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[35]
C000171598 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[35]
C000171598 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[35]
C000171598 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[35]
C000171598 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[35]
C000171598 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[35]
C000171598 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[35]
C000171598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000171598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171598 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171598 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171598 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209231 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[36]
C000209231 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[36]
C000209231 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[36]
C000209231 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[36]
C000209231 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[36]
C000209231 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[36]
C000209231 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[36]
C000209231 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[36]
C000209231 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[36]
C000209231 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[36]
C000209231 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209231 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209231 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209217 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[37]
C000209217 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[37]
C000209217 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000209217 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[37]
C000209217 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[37]
C000209217 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[37]
C000209217 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[37]
C000209217 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[37]
C000209217 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[37]
C000209217 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[37]
C000209217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209217 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209217 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209218 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[38]
C000209218 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[38]
C000209218 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000209218 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[38]
C000209218 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[38]
C000209218 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[38]
C000209218 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[38]
C000209218 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[38]
C000209218 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[38]
C000209218 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[38]
C000209218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209218 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209218 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209218 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209218 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209220 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[39]
C000209220 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[39]
C000209220 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000209220 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[39]
C000209220 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[39]
C000209220 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[39]
C000209220 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[39]
C000209220 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[39]
C000209220 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[39]
C000209220 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[39]
C000209220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209220 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209220 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209220 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209220 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209221 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[40]
C000209221 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[40]
C000209221 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000209221 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[40]
C000209221 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[40]
C000209221 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[40]
C000209221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[40]
C000209221 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[40]
C000209221 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[40]
C000209221 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[40]
C000209221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209221 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209234 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[41]
C000209234 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[41]
C000209234 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[41]
C000209234 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[41]
C000209234 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[41]
C000209234 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[41]
C000209234 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[41]
C000209234 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[41]
C000209234 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[41]
C000209234 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[41]
C000209234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209234 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209234 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209234 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209229 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[42]
C000209229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[42]
C000209229 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[42]
C000209229 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[42]
C000209229 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[42]
C000209229 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[42]
C000209229 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[42]
C000209229 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[42]
C000209229 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[42]
C000209229 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[42]
C000209229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209229 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209230 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[43]
C000209230 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[43]
C000209230 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[43]
C000209230 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[43]
C000209230 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[43]
C000209230 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[43]
C000209230 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[43]
C000209230 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[43]
C000209230 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[43]
C000209230 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[43]
C000209230 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209230 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209233 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[44]
C000209233 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[44]
C000209233 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[44]
C000209233 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[44]
C000209233 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[44]
C000209233 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[44]
C000209233 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[44]
C000209233 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[44]
C000209233 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[44]
C000209233 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[44]
C000209233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209233 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209233 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209232 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[45]
C000209232 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[45]
C000209232 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[45]
C000209232 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[45]
C000209232 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[45]
C000209232 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[45]
C000209232 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[45]
C000209232 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[45]
C000209232 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[45]
C000209232 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[45]
C000209232 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209232 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209232 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209232 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209232 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209232 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209232 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209232 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209232 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209232 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209205 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[46]
C000209205 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[46]
C000209205 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[46]
C000209205 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[46]
C000209205 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[46]
C000209205 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[46]
C000209205 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[46]
C000209205 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[46]
C000209205 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[46]
C000209205 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[46]
C000209205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209210 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[47]
C000209210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[47]
C000209210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[47]
C000209210 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[47]
C000209210 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[47]
C000209210 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[47]
C000209210 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[47]
C000209210 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[47]
C000209210 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[47]
C000209210 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[47]
C000209210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209206 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[48]
C000209206 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[48]
C000209206 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[48]
C000209206 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[48]
C000209206 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[48]
C000209206 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[48]
C000209206 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[48]
C000209206 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[48]
C000209206 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[48]
C000209206 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[48]
C000209206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209206 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209207 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[49]
C000209207 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[49]
C000209207 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[49]
C000209207 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[49]
C000209207 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[49]
C000209207 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[49]
C000209207 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[49]
C000209207 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[49]
C000209207 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[49]
C000209207 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[49]
C000209207 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209207 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209207 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209207 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209207 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209207 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209207 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209207 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209207 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209208 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[50]
C000209208 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[50]
C000209208 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[50]
C000209208 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[50]
C000209208 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[50]
C000209208 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[50]
C000209208 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[50]
C000209208 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[50]
C000209208 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[50]
C000209208 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[50]
C000209208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209208 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209208 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209208 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209209 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[51]
C000209209 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[51]
C000209209 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[51]
C000209209 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[51]
C000209209 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[51]
C000209209 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[51]
C000209209 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[51]
C000209209 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[51]
C000209209 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[51]
C000209209 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[51]
C000209209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209209 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209214 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[52]
C000209214 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[52]
C000209214 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[52]
C000209214 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[52]
C000209214 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[52]
C000209214 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[52]
C000209214 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[52]
C000209214 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[52]
C000209214 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[52]
C000209214 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[52]
C000209214 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209214 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209214 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209214 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209214 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209214 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209214 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209214 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209214 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209214 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209214 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209214 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209212 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[53]
C000209212 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[53]
C000209212 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[53]
C000209212 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[53]
C000209212 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[53]
C000209212 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[53]
C000209212 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[53]
C000209212 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[53]
C000209212 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[53]
C000209212 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[53]
C000209212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209212 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209212 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209211 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[54]
C000209211 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[54]
C000209211 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[54]
C000209211 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[54]
C000209211 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[54]
C000209211 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[54]
C000209211 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[54]
C000209211 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[54]
C000209211 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[54]
C000209211 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[54]
C000209211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209211 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209211 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209211 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209215 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[55]
C000209215 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[55]
C000209215 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[55]
C000209215 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[55]
C000209215 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[55]
C000209215 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[55]
C000209215 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[55]
C000209215 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[55]
C000209215 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[55]
C000209215 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[55]
C000209215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209215 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209215 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209215 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209215 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209216 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[56]
C000209216 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[56]
C000209216 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[56]
C000209216 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[56]
C000209216 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[56]
C000209216 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[56]
C000209216 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[56]
C000209216 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[56]
C000209216 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[56]
C000209216 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[56]
C000209216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209216 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209213 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[57]
C000209213 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[57]
C000209213 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[57]
C000209213 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[57]
C000209213 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[57]
C000209213 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[57]
C000209213 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[57]
C000209213 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[57]
C000209213 [Member] | Raia Drogasil S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[57]
C000209213 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[57]
C000209213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209213 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000209213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209213 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209219 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[58]
C000209219 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[58]
C000209219 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[58]
C000209219 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[58]
C000209219 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[58]
C000209219 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[58]
C000209219 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[58]
C000209219 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[58]
C000209219 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[58]
C000209219 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[58]
C000209219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209219 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209219 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209222 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[59]
C000209222 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[59]
C000209222 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[59]
C000209222 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[59]
C000209222 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[59]
C000209222 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[59]
C000209222 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[59]
C000209222 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[59]
C000209222 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[59]
C000209222 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[59]
C000209222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209222 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.